Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment as of December 31, 2014 and 2013 consists of the following (in millions):

	2014	2013
Land	$28.1	$28.1
Buildings	186.9	182.0
Leasehold improvements	111.7	97.0
Computer equipment	718.6	629.5
Furniture, fixtures, and other equipment	159.1	140.8
	1,204.4	1,077.4
Accumulated depreciation and amortization	(721.1)	(638.4)
	$483.3	$439.0